CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITY-12M (Details Narrative) (USD $)	12 Months Ended		60 Months Ended		60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	60 Months Ended		66 Months Ended	6 Months Ended	60 Months Ended	66 Months Ended	12 Months Ended		60 Months Ended	12 Months Ended	60 Months Ended		11 Months Ended	60 Months Ended					7 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Integer	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI Integer	Jun. 30, 2013 Convertible Promissory Notes Issued to MMRI Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to Parkinsons Institute Integer	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 1 Integer	Jun. 30, 2013 Convertible Promissory Notes Issued To Investors 1 Integer	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Integer	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Integer	Dec. 31, 2011 Convertible Promissory Notes Issued to Investors 3 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 4 Issuance 2 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 6 Integer	Jun. 30, 2013 Convertible Promissory Notes Issued As Part Of ROI Agreement 1 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued As Part Of ROI Agreement 1 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued As Part Of ROI Agreement 2 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 7 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 8 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued For Conversion From Trade Account	Jun. 30, 2013 Security Purchase Agreement With Dominion Capital LLC	Dec. 31, 2012 Security Purchase Agreement With Dominion Capital LLC
Number of investors					6	6	1	1	1	1	1	1	1	10	1	9	1	1	10	9	1	1	1	2	4
Prinicipal amount					$ 230,000	$ 230,000	$ 41,537	$ 41,537	$ 12,240	$ 39,831	$ 30,880	$ 187,500	$ 21,500	$ 500,000		$ 100,000	$ 30,880	$ 72,000	$ 500,000	$ 100,000	$ 6,066	$ 9,500	$ 6,066	$ 39,325	$ 91,500	$ 244,988	$ 600,000	$ 600,000
Amount due on demand																					6,672	10,500	672
Interest rate					5.00%	5.00%	5.00%	5.00%	5.00%	12.00%	12.00%	25.00%	12.00%	5.00%		6.00%	12.00%	12.00%	5.00%	6.00%				12.00%	8.00%	8.50%	10.00%	10.00%
Note due and payable																180 days				180 days					180 days
Monthly installment amount																											165,000	165,000
Warrant Coverage							20.00%	20.00%						100.00%
Warrant Coverage Expiration							7 years	7 years						5 years		1 year
Principal amount plus accrued interest assigned to new investor							33,037	33,037	12,240	30,000				375,000	40,000
Monthly Fees waived for Sponsored Research Agreement							50.00%
Proceeds from conversion of notes to common stock										9,831	29,950		21,500		57,000		15,805			57,000		9,500	6,066
Maturity Date										Jun. 05, 2013	Jun. 05, 2013	Jul. 30, 2013	Jan. 06, 2013				Jun. 05, 2013	Sep. 27, 2013			Feb. 21, 2013						Jun. 03, 2013
Conversion price per share																										$ 1.3
Fair value of the derivative liability	26,893	140,706	26,893	250,011
Change in fair value of the derivative liability	$ 436,095	$ 408,816	$ 848,207